COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2017	Oct. 02, 2015	Dec. 31, 2018
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019			$ 156
2020			87
2021			72
2022			63
2023			45
Thereafter			102
Total minimum operating lease payments			525
Guarantees of indebtedness owed by third parties
Guarantees
Guarantees of indebtedness owed by third parties			619
Guarantees of indebtedness related to VIEs			247
Risk Management Programs
Risk Management Programs
Self-insurance reserves	$ 480		$ 362
Tax Years 2007-2009 [Member]
Legal Contingencies
IRS Claim		$ 3,300
Net Increase (Decrease) in Sales and Transfer Prices and Production Costs	385
Related to Licensee in Mexico [Member] | Tax Years 2007-2009 [Member]
Legal Contingencies
IRS Amended Claim	138
Related to Transfer Pricing Adjustment [Member] | Tax Years 2007-2009 [Member]
Legal Contingencies
IRS Amended Claim	$ 135